ACQUISITIONS (Schedule of Intangible Assets Acquired in Business Acquisition) (Details) (Hayes [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Dec. 18, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 4,384
Core Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	3,596	[1]
Amortization period	6 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	564	[2]
Amortization period	9 years
Non-Competition agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 224	[3]
Amortization period	4 years

[1]	Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.
[2]	Customer relationships represent the underlying relationships and agreements with Hayes's installed customer base and are amortized over 9 years using the accelerated method.
[3]	The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes in connection with the Hayes Acquisition, which is amortized on a straight line basis over four years, which represents the non-competition period between the Company and Hayes founder.